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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Diversified Bond Fund, for the quarter ended August 31, 2005. This 1 series has a November 30 fiscal year end.
Date of reporting period:	August 31, 2005

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.3%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	$34,681	$36,398
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	528,985	564,393
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	375,290	399,252

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $1,011,438)		1,000,043

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.6%
FIXED-RATE 0.6%
FHLMC:
6.00%, 01/01/2032	10,281	10,541
6.50%, 09/25/2043	227,162	234,332
7.50%, 09/01/2013 - 08/25/2042	342,010	359,994
9.00%, 12/01/2016	289,376	313,469
9.50%, 12/01/2022	37,190	40,917
FNMA:
9.00%, 02/01/2025 - 09/01/2030	291,595	320,597
10.00%, 09/01/2010 - 04/01/2021	203,270	227,716
GNMA:
8.00%, 03/15/2022 - 08/15/2024	120,967	129,943
8.25%, 05/15/2020	98,713	107,311
8.50%, 09/15/2024 - 01/15/2027	90,881	99,972
9.00%, 12/15/2019	64,854	71,114
9.50%, 09/15/2019	32,338	35,961
10.00%, 01/15/2019 - 03/15/2020	59,401	67,337

Total Agency Mortgage-Backed Pass Through Securities (cost $1,954,320)		2,019,204

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	560,029	596,607
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	190,201	202,434

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $804,902)		799,041

ASSET-BACKED SECURITIES 2.6%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	214,139	213,618
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	683,477	694,088
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, 4.89%, 05/24/2035 144A	3,500,000	3,500,000
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,317,578	1,343,155
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,711,837
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.20%, 01/25/2035 144A	1,000,000	1,013,110

Total Asset-Backed Securities (cost $9,468,774)		9,475,808

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.3%
FIXED-RATE 3.5%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A	2,832,826	2,862,882
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C, 6.63%, 04/15/2033	5,000,000	5,455,726
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.98%, 09/15/2034	4,000,000	4,461,217
FLOATING-RATE 0.8%
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.27%, 08/25/2028	2,784,000	2,834,357

Total Commercial Mortgage-Backed Securities (cost $15,720,551)		15,614,182

CORPORATE BONDS 74.4%
CONSUMER DISCRETIONARY 14.3%
Auto Components 0.1%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	500,000	454,500

Automobiles 0.3%
DaimlerChrysler AG, 7.45%, 03/01/2027	939,000	1,070,618

[1]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Diversified Consumer Services 0.4%
Alderwoods Group, Inc., 7.75%, 09/15/2012	$300,000	$317,250
Service Corporation International:
7.00%, 06/15/2017 144A	775,000	788,562
7.70%, 04/15/2009	250,000	263,438

		1,369,250

Hotels, Restaurants & Leisure 2.7%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	217,000
Chumash Casino & Resort Enterprise, 9.26%, 07/15/2010 144A	425,000	458,469
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	583,345
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	700,000	691,250
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	435,000	480,675
Las Vegas Sands Corp., 6.375%, 02/15/2015	785,000	761,450
McDonald's Corp., 7.31%, 09/15/2027	4,200,000	4,414,490
MGM MIRAGE, Inc., 5.875%, 02/27/2014	700,000	679,000
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	209,000
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	200,000	208,250
Station Casinos, Inc., 6.50%, 02/01/2014	900,000	918,000
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	266,250

		9,887,179

Household Durables 2.7%
Centex Corp., 7.875%, 02/01/2011	500,000	563,823
Hovnanian Enterprises, Inc.:
6.50%, 01/15/2014	750,000	749,527
10.50%, 10/01/2007	250,000	276,250
M/I Homes, Inc., 6.875%, 04/01/2012 144A	775,000	744,000
Meritage Homes Corp., 6.25%, 03/15/2015	275,000	258,844
Newell Rubbermaid, Inc., 4.00%, 05/01/2010	3,000,000	2,900,223
Technical Olympic USA, Inc., 7.50%, 01/15/2015	650,000	606,125
Toll Brothers, Inc., 5.15%, 05/15/2015 144A	3,000,000	2,956,026
WCI Communities, Inc., 9.125%, 05/01/2012	660,000	696,300

		9,751,118

Media 6.8%
Cox Communications, Inc., 7.875%, 08/15/2009	4,000,000	4,449,808
CSC Holdings, Inc., 7.625%, 04/01/2011	700,000	705,250
Dex Media West, LLC, 5.875%, 11/15/2011	950,000	938,125
Emmis Communications Corp., 6.875%, 05/15/2012	750,000	753,750
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,157,459
LIN TV Corp., 6.50%, 05/15/2013	850,000	812,813
Mediacom Communications Corp., 9.50%, 01/15/2013	1,050,000	1,073,625
MediaNews Group, Inc., 6.375%, 04/01/2014	425,000	410,125
News America Holdings, Inc., 9.50%, 07/15/2024	4,000,000	5,549,684
R.H. Donnelley Corp., 10.875%, 12/15/2012	575,000	667,719
Time Warner, Inc.:
8.375%, 07/15/2033	3,500,000	4,557,833
9.125%, 01/15/2013	2,700,000	3,370,450

		24,446,641

Multi-line Retail 0.3%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	900,000	958,500

Specialty Retail 0.9%
Central Garden & Pet Co., 9.125%, 02/01/2013	650,000	705,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	900,000	931,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	750,000	791,250
United Auto Group, Inc., 9.625%, 03/15/2012	750,000	809,062

		3,237,062

[2]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	$250,000	$269,375
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	302,500

		571,875

CONSUMER STAPLES 3.7%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	619,733
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	542,500

		1,162,233

Food & Staples Retailing 2.8%
Albertsons, Inc., 7.45%, 08/01/2029	4,000,000	4,518,300
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	740,000	778,850
Ingles Markets, Inc., 8.875%, 12/01/2011	750,000	785,625
Rite Aid Corp., 8.125%, 05/01/2010	775,000	792,437
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	450,000	481,500
Safeway, Inc., 7.25%, 02/01/2031	2,000,000	2,296,366
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	375,740

		10,028,818

Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	450,000	459,563
Dean Foods Co., 6.625%, 05/15/2009	750,000	781,875
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	500,000	508,750
8.625%, 12/15/2012	19,000	20,710

		1,770,898

Household Products 0.1%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	450,000	450,000

ENERGY 5.8%
Energy Equipment & Services 0.8%
Dresser, Inc., 9.375%, 04/15/2011	1,075,000	1,139,500
Hanover Compressor Co., 9.00%, 06/01/2014	105,000	116,288
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	452,812
Offshore Logistics, Inc., 6.125%, 06/15/2013	700,000	686,000
Parker Drilling Co., 9.625%, 10/01/2013	145,000	165,481
SESI, LLC, 8.875%, 05/15/2011	250,000	265,625

		2,825,706

Oil, Gas & Consumable Fuels 5.0%
Chesapeake Energy Corp., 6.875%, 01/15/2016	635,000	661,194
Exco Resources, Inc., 7.25%, 01/15/2011	605,000	626,175
Ferrellgas Partners LP, 6.75%, 05/01/2014	160,000	159,600
Forest Oil Corp., 7.75%, 05/01/2014	175,000	186,375
Frontier Oil Corp., 6.625%, 10/01/2011	100,000	104,000
New Grade Energy, Inc., 10.05%, 08/31/2007	3,398,593	3,594,114
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	3,134,195
Peabody Energy Corp., 6.875%, 03/15/2013	750,000	784,687
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,796,991
Plains All American Pipeline LP, 7.75%, 10/15/2012	4,000,000	4,653,292
Plains Exploration & Production Co., 8.75%, 07/01/2012	900,000	985,500
Sunoco, Inc., 9.00%, 11/01/2024	500,000	688,206
Williams Companies, 7.125%, 09/01/2011	650,000	695,500

		18,069,829

[3]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 32.2%
Capital Markets 1.4%
Goldman Sachs Capital I, 6.35%, 02/15/2034	$1,100,000	$1,183,046
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,783,850

		4,966,896

Commercial Banks 6.3%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,077,320
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	290,655
Citicorp Lease Trust, Ser.1999-1, Class A2, 8.04%, 12/15/2019 144A	3,500,000	4,394,040
FBOP Corp., 10.00%, 01/15/2009 144A 	4,000,000	4,480,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,640,229
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	530,744
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	541,549
Huntington National Bank, 4.375%, 01/15/2010	3,000,000	2,995,143
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	1,010,789
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,553,205
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,154,753

		22,668,427

Consumer Finance 7.8%
American General Finance Corp., 4.00%, 03/15/2011	1,000,000	973,963
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	544,012
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	2,018,388
7.375%, 10/28/2009	2,000,000	1,993,328
General Motors Acceptance Corp., 6.875%, 09/15/2011	2,000,000	1,896,244
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,148,462
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,826,505
International Lease Finance Corp., 5.00%, 04/15/2010	3,000,000	3,050,439
MBNA Capital, Ser. A, 8.28%, 12/01/2026	1,750,000	1,888,149
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,455,575
Sprint Capital Corp.:
6.875%, 11/15/2028	500,000	574,737
8.75%, 03/15/2032	3,500,000	4,899,156

		28,268,958

Diversified Financial Services 4.5%
Arch Western Finance, LLC, 6.75%, 07/01/2013	85,000	87,125
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,077,478
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	189,462
GE Capital Corp., 6.75%, 03/15/2032	500,000	612,086
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	3,000,000	3,509,535
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	577,150
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	400,000	452,200
8.625%, 02/01/2022	2,000,000	2,455,000
9.25%, 03/30/2018 144A	600,000	771,000
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,558,110

		16,289,146

Insurance 6.2%
Assurant, Inc., 6.75%, 02/15/2034	4,000,000	4,603,244
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,075,000	1,193,250
Fund American Companies, Inc., 5.875%, 05/15/2013	2,250,000	2,340,320
Markel Corp., 7.35%, 08/15/2034	4,000,000	4,570,996
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	542,919
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,668,705
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,600,980

		22,520,414

[4]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 4.5%
CarrAmerica Realty Corp., REIT, 7.125%, 01/15/2012	$500,000	$555,931
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	130,000	144,300
Colonial Properties Trust, REIT, 6.25%, 06/15/2014	500,000	528,489
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	5,000,000	5,289,055
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	675,000	708,750
HRPT Properties Trust, REIT, 6.40%, 02/15/2015	500,000	542,888
iStar Financial, Inc., REIT, 5.15%, 03/01/2012	4,000,000	3,972,776
La Quinta Properties, Inc., 7.00%, 08/15/2012	275,000	286,687
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	55,000	55,963
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,730,860
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	425,000	435,625

		16,251,324

Thrifts & Mortgage Finance 1.5%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	551,180
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,885,428
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	946,274

		5,382,882

HEALTH CARE 1.1%
Health Care Providers & Services 1.1%
CIGNA Corp., 8.30%, 01/15/2033	500,000	668,254
Coventry Health Care, Inc., 6.125%, 01/15/2015	600,000	624,000
Extendicare Health Services, Inc.:
6.875%, 05/01/2014	725,000	720,469
9.50%, 07/01/2010	250,000	269,375
HCA, Inc., 6.375%, 01/15/2015	950,000	980,094
Omnicare, Inc., 6.125%, 06/01/2013	125,000	124,063
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	464,062

		3,850,317

INDUSTRIALS 6.4%
Aerospace & Defense 0.4%
Aviall, Inc., 7.625%, 07/01/2011	155,000	163,525
DRS Technologies, Inc., 6.875%, 11/01/2013	700,000	712,250
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	574,775

		1,450,550

Air Freight & Logistics 0.6%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,310,786

Airlines 0.5%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	801,403	806,177
Northwest Airlines Corp., 6.84%, 10/01/2012	850,000	828,424

		1,634,601

Commercial Services & Supplies 2.8%
Adesa, Inc., 7.625%, 06/15/2012	200,000	204,500
Allied Waste North America, Inc., 6.375%, 04/15/2011	900,000	871,875
Corrections Corporation of America, 6.25%, 03/15/2013	550,000	543,125
Deluxe Corp.:
5.00%, 12/15/2012	2,000,000	1,948,382
5.125%, 10/01/2014	1,000,000	957,966
Geo Group, Inc., 8.25%, 07/15/2013	450,000	444,375
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	278,750
NationsRent Companies, Inc., 9.50%, 10/15/2010	775,000	852,500
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	3,965,452

		10,066,925

[5]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.6%
Case New Holland, Inc., 9.25%, 08/01/2011	$500,000	$535,000
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	210,000
Navistar International Corp., 6.25%, 03/01/2012	450,000	434,250
Terex Corp., 7.375%, 01/15/2014	430,000	449,350
Toro Co., 7.80%, 06/15/2027	500,000	606,093

		2,234,693

Road & Rail 0.4%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	850,000	868,062
Union Pacific Corp., 6.625%, 02/01/2029	500,000	585,060

		1,453,122

Trading Companies & Distributors 1.1%
Hughes Supply, Inc., 5.50%, 10/15/2014 144A	4,000,000	4,001,164

INFORMATION TECHNOLOGY 0.3%
IT Services 0.3%
Unisys Corp., 6.875%, 03/15/2010	950,000	926,250

MATERIALS 4.6%
Chemicals 1.3%
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,100,000	1,226,500
Huntsman Advanced Materials, LLC:
11.00%, 07/15/2010	288,000	328,320
11.625%, 10/15/2010	231,000	271,714
Lyondell Chemical Co.:
9.50%, 12/15/2008	395,000	417,712
10.50%, 06/01/2013	450,000	520,875
Millenium America, Inc., 9.25%, 06/15/2008	950,000	1,028,375
Scotts Co., 6.625%, 11/15/2013	700,000	724,500

		4,517,996

Containers & Packaging 0.7%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	400,000	383,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	750,000	757,500
Plastipak Holdings, Inc., 10.75%, 09/01/2011	750,000	828,750
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	563,614

		2,532,864

Metals & Mining 0.9%
Alaska Steel Corp., 7.75%, 06/15/2012	900,000	839,250
Century Aluminum Co., 7.50%, 08/15/2014	450,000	468,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	300,000	316,875
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	442,000
United States Steel Corp., 10.75%, 08/01/2008	924,000	1,044,120

		3,110,245

Paper & Forest Products 1.7%
Boise Cascade, LLC, 7.125%, 10/15/2014	730,000	713,575
Bowater, Inc., 6.50%, 06/15/2013	400,000	385,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	468,000
Georgia Pacific Corp., 8.125%, 05/15/2011	700,000	780,500
International Paper Co.:
6.875%, 04/15/2029	790,000	894,522
7.35%, 11/01/2025	2,000,000	2,335,098
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	664,047

		6,240,742

[6]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
BellSouth Corp., 4.75%, 11/15/2012	$2,000,000	$2,019,042
Citizens Communications Co., 6.25%, 01/15/2013	950,000	922,687
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,074,023
Insight Midwest LP, 10.50%, 11/01/2010	575,000	610,938
New York Telephone Co., 6.70%, 11/01/2023	4,000,000	4,208,248
Qwest Communications International, Inc., 7.875%, 09/01/2011	665,000	694,925
Telus Corp., 8.00%, 06/01/2011	500,000	582,284

		10,112,147

Wireless Telecommunication Services 0.3%
Cingular Wireless, 8.125%, 05/01/2012	800,000	954,309
Nextel Communications, Inc., Ser. F, 5.95%, 03/15/2014	200,000	208,072
Rural Cellular Corp., 8.25%, 03/15/2012	35,000	36,925

		1,199,306

UTILITIES 2.9%
Electric Utilities 1.1%
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,515,620
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	551,714
Reliant Energy, Inc., 6.75%, 12/15/2014	750,000	742,500

		3,809,834

Independent Power Producers & Energy Traders 0.6%
Black Hills Corp., 6.50%, 05/15/2013	500,000	533,431
NRG Energy, Inc., 8.00%, 12/15/2013	137,000	148,303
Tenaska, Inc., 7.00%, 06/30/2021 144A	775,000	812,347
Texas Genco, Inc., 6.875%, 12/15/2014 144A	750,000	781,875

		2,275,956

Multi-Utilities 1.2%
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	550,419
Dominion Resources Capital Trust III, 8.40%, 01/15/2031	3,000,000	3,845,190

		4,395,609

Total Corporate Bonds (cost $260,876,115)		268,525,381

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
European Investment Bank, MTN, 8.00%, 10/21/2013 ZAR (cost $2,080,000)	13,000,000	2,064,017

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.4%
Mexico, 8.00%, 12/28/2006 MXN (cost $4,955,279)	53,591,500	4,934,013

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,377)	$500,000	544,745

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027 (cost $739,843)	720,207	719,317

[7]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 10.2%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	$750,000	$778,125

Media 0.2%
Rogers Cable, Inc., 5.50%, 03/15/2014	750,000	708,750

CONSUMER STAPLES 1.4%
Beverages 1.2%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	3,500,000	4,357,500

Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	625,000	643,750

FINANCIALS 4.9%
Commercial Banks 4.3%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	823,125
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,786,460
Royal Bank of Scotland Group plc, FRN, 9.12%, 03/31/2049	5,000,000	5,900,605
Standard Chartered plc, 3.75%, 07/29/2049	5,000,000	4,025,000

		15,535,190

Diversified Financial Services 0.6%
Preferred Term Securities, Ltd., FRN, 4.99%, 06/24/2034 144A	2,000,000	2,034,140

INDUSTRIALS 0.3%
Industrial Conglomerates 0.3%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	546,105
7.00%, 06/15/2028	500,000	607,440

		1,153,545

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	710,000	734,850

MATERIALS 0.4%
Containers & Packaging 0.2%
Norampac, Inc., 6.75%, 06/01/2013	650,000	664,625

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	865,000	871,488

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	45,000	41,400

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.3%
British Telecommunications plc, 8.875%, 12/15/2030	750,000	1,066,199
France Telecom SA, 8.75%, 03/01/2031	1,000,000	1,402,344
Telecom Italia Capital Corp.:
Ser. B, 5.25%, 11/15/2013	500,000	508,885
Ser. C, 6.375%, 11/15/2033	2,100,000	2,268,271
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	3,027,915

		8,273,614

Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	178,937
Vodafone Group plc, 7.75%, 02/15/2010	700,000	792,175

		971,112

Total Yankee Obligations-Corporate (cost $36,018,403)		36,768,089

[8]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

PREFERRED STOCKS 4.1%
FINANCIALS 3.4%
Capital Markets 1.4%
Lehman Brothers, Inc.	200,000	$5,200,000

Diversified Financial Services 1.1%
Zurich Regcaps Funding Trust V 144A	4,000	3,917,500

Thrifts & Mortgage Finance 0.9%
Fannie Mae	55,000	3,083,438

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Centaur Funding Corp. 144A	500	667,656

UTILITIES 0.5%
Electric Utilities 0.5%
Southern California Edison	20,000	2,047,500

Total Preferred Stocks (cost $14,489,934)		14,916,094

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 3.09%, 11/10/2005 + ƒ (cost $496,996)	$500,000	496,996

Total Investments (cost $349,154,932) 99.2%		357,876,930
Other Assets and Liabilities 0.8%		2,976,385

Net Assets 100.0%		$360,853,315

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MTN	Medium Term Note
MXN	Mexican Peso
RB	Revenue Bond
REIT	Real Estate Investment Trust
ZAR	South African Rand

At August 31, 2005, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2005	Unrealized Loss
September 2005	180 U.S. Treasury Notes Futures	$20,216,757	$20,325,938	$109,181
September 2005	92 U.S. Treasury Bonds Futures	$10,861,290	$10,890,500	$29,210

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $349,297,135. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,012,729 and $2,432,934, respectively, with a net unrealized appreciation of $8,579,795.

[9]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

By: /s/ Kasey Phillips —————————————— Kasey Phillips Principal Financial Officer Date: October 28, 2005